GOING CONCERN ISSUES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (3,547)	$ (2,836)	$ (6,322)	$ (5,643)	$ (11,408)	$ (23,115)
Accumulated deficit	$ (66,544)		(66,544)		$ (60,222)	$ (48,814)
Working capital deficiency			$ 6,870